FORM N-PX/A
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number: 811-21287

John Hancock Preferred Income Fund III
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12734300 Preferred Income III

   ISSUER NAME           TICKER CUSIP       MTG DATE    MTG TYPE
                                            Proposal                  For/Agnst
                                            Type        Voted? Vote   Mgmt

   CH Energy Group Inc   CHG    12541M102   4/26/05     Annual
   1.01   Elect Margarita K. Dilley         MGMT        YES    FOR    FOR
   1.02   Elect Steven M. Fetter            MGMT        YES    FOR    FOR
   1.03   Elect Stanley J. Grubel           MGMT        YES    FOR    FOR
   2.00   Ratify selection of auditors      MGMT        YES    FOR    FOR

   Cinergy Corp          CIN    172474108   5/5/05      Annual
   1.01   Elect Thomas E. Petry             MGMT        YES    FOR    FOR
   1.02   Elect Mary L. Schapiro            MGMT        YES    FOR    FOR
   1.03   Elect Phillip R. Sharp            MGMT        YES    FOR    FOR
   2.00   Ratify selection of auditors      MGMT        YES    FOR    FOR

   Duke Energy Corp      DUK    264399106   5/12/05     Annual
   1.01   Elect Roger Agnelli               MGMT        YES    FOR    FOR
   1.02   Elect G. Alex Bernhardt Sr.       MGMT        YES    FOR    FOR
   1.03   Elect Dennis R. Hendrix           MGMT        YES    FOR    FOR
   1.04   Elect A. Max Lennon               MGMT        YES    FOR    FOR
   2.00   Repeal classified board           MGMT        YES    FOR    FOR
   3.00   Ratify selection of auditors      MGMT        YES    FOR    FOR

   El Paso Tennessee Pipeline   283727204   7/16/04     Annual
   1.00   Elect Joe B. Wyatt                MGMT        YES    WHOLD  AGNST

   Progress Energy Inc   PGN    743263105   5/11/05     Annual
   1.01   Elect William O. McCoy            MGMT        YES    FOR    FOR
   1.02   Elect John H. Mullin III          MGMT        YES    FOR    FOR
   1.03   Elect Carlos A. Saladrigas        MGMT        YES    FOR    FOR
   2.00   Ratify selection of auditors      MGMT        YES    FOR    FOR

   Scottish Power PLC    SPI    81013T705   7/23/04     Annual
   1.00 Approve Financial Statements        MGMT        YES    FOR    FOR
   2.00 Approve Remuneration Policy         MGMT        YES    FOR    FOR
   3.00 Elect Vicky Bailey                  MGMT        YES    AGNST  AGNST
   4.00 Elect Philip Carroll                MGMT        YES    AGNST  AGNST
   5.00 Elect Judi Johansen                 MGMT        YES    AGNST  AGNST
   6.00 Elect Simon Lowth                   MGMT        YES    AGNST  AGNST
   7.00 Elect Nancy A. Wilgenbusch          MGMT        YES    AGNST  AGNST
   8.00 Elect D. Euan Baird                 MGMT        YES    AGNST  AGNST
   9.00 Elect Ian Russell                   MGMT        YES    AGNST  AGNST
  10.00 Appoint Auditors and Set Their Fees MGMT        YES    FOR    FOR
  11.00 Approve Political Donation          MGMT        YES    ABSTN  AGNST
  12.00 Issue Stock w/o Preemptive Rights   MGMT        YES    FOR    FOR
  13.00 Authorize Share Repurchase          MGMT        YES    FOR    FOR
  14.00 End Share Ownership Limit           MGMT        YES    FOR    FOR
       Amend Meeting Procedures/Change Date
       Amend Articles--Technical

   Teco Energy Inc       TE     872375100   4/27/05     Annual
   1.01   Elect DuBose Ausley               MGMT        YES    FOR    FOR
   1.02   Elect James L. Ferman Jr.         MGMT        YES    FOR    FOR
   1.03   Elect James O. Welch Jr.          MGMT        YES    FOR    FOR
   1.04   Elect Paul L. Whiting             MGMT        YES    FOR    FOR
   2.00   Ratify selection of auditors      MGMT        YES    FOR    FOR

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III
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       (Registrant)


By:    /s/Keith F. Hartstein
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       Keith F. Hartstein
       President and Chief Executive Officer

Date:  12/02/05